Events After the Reporting Period	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Events After the Reporting Period
40.	Events After the Reporting Period

(1)
The Company has decided to acquire treasury stocks (
￦
27,100 million) in accordance with a resolution of the Board of Directors dated February 7, 2024, to enhance shareholder value. The acquired treasury stocks
(695,775 shares) were
 retired in March 25, 2024.

(2)	The company issued the following bonds after the end of the reporting period (unit: ￦ million).

Type	Issued Date	Annual interest rates	Maturity	Korean won
The 200-1st Public bond	Feb. 27, 2024	3.552%	Feb. 27, 2026-	120,000
The 200-2nd Public bond	Feb. 27, 2024	3.608%	Feb. 26, 2027-	200,000
The 200-3rd Public bond	Feb. 27, 2024	3.548%	Feb. 27, 2029-	80,000